Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 24,316,921	$ 24,734,949	$ 22,188,104
Fees and Remunerations for Services [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,923,608	1,871,436	798,039
Directors and syndics fees [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	163,364	267,962	206,878
Advertising and publicity [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,173,881	1,966,072	1,904,029
Taxes [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	5,179,599	5,183,223	5,419,465
Maintenance and Repairs of Assets and Systems [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	3,607,570	2,177,628	1,593,519
Electricity and communications [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,824,628	1,478,977	1,415,347
Representation and Travel Expenses [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	126,518	157,411	200,791
Stationery and office supplies [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	377,536	323,991	310,353
Rentals [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	99,745	1,271,205	1,135,870
Administrative Services under Contract [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,475,088	1,990,585	1,979,453
Security [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	978,697	859,185	961,166
Insurance [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	132,172	699,131	700,491
Armored Transportation Services [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,058,926
Others [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 2,195,589	$ 6,488,143	$ 5,562,703